Fair Value Measurements - Schedule of Quantitative Information Regarding Market Assumptions of Public Share Rights (Details) - Mountain Lake Acquisition Corp.	Dec. 16, 2024 $ / shares
Trade Price of Unit [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right	10.94
Risk-Free Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right	4.17
Market Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right	9.2	[1]
Fair Value Per Share Right [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value per share right	0.09

[1]	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded warrant prices to simulated model outputs.